ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 1.3%
Movies & Entertainment - 1.3%
Madison Square Garden Sports Corp. (a)	1,165	$230,484

Consumer Discretionary - 11.4%
Automotive Retail - 5.7%
America's Car-Mart, Inc. (a)	4,181	187,351
Asbury Automotive Group, Inc. (a)	1,632	410,513
Murphy USA, Inc.	1,046	393,819
		991,683
Homebuilding - 5.7%
Champion Homes, Inc. (a)	5,155	388,996
Green Brick Partners, Inc. (a)	8,572	598,669
		987,665
Total Consumer Discretionary		1,979,348

Consumer Staples - 1.1%
Personal Care Products - 1.1%
BellRing Brands, Inc. (a)	4,808	197,368

Energy - 2.9%
Oil & Gas Exploration & Production - 2.9%
Magnolia Oil & Gas Corp. - Class A	19,813	492,948

Financials - 22.9%
Asset Management & Custody Banks - 7.8%
Hamilton Lane, Inc. - Class A	4,227	652,395
Victory Capital Holdings, Inc. - Class A	9,764	695,978
		1,348,373
Consumer Finance - 4.1%
OneMain Holdings, Inc.	11,526	712,998
		$–
Investment Banking & Brokerage - 4.2%
Houlihan Lokey, Inc.	3,598	716,902

Property & Casualty Insurance - 3.0%
RLI Corp.	7,739	524,162
		$–
Regional Banks - 3.8%
Axos Financial, Inc. (a)	3,480	317,411
Glacier Bancorp, Inc.	6,778	333,139
		650,550
Total Financials		3,952,985

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Health Care - 13.6%
Biotechnology - 2.1%
Halozyme Therapeutics, Inc. (a)	4,876	$356,680
		$–
Health Care Facilities - 3.0%
Concentra Group Holdings Parent, Inc.	10,433	248,305
Ensign Group, Inc.	1,551	266,431
		514,736
Health Care Services - 3.4%
Addus HomeCare Corp. (a)	5,048	581,378

Health Care Supplies - 0.9%
UFP Technologies, Inc. (a)	757	159,091
		$–
Life Sciences Tools & Services - 4.2%
Medpace Holdings, Inc. (a)	1,540	732,285
Total Health Care		2,344,170

Industrials - 20.5%
Aerospace & Defense - 1.5%
VSE Corp.	1,602	260,165
		$–
Agricultural & Farm Machinery - 2.0%
Alamo Group, Inc.	1,632	345,103

Building Products - 3.9%
CSW Industrials, Inc.	874	239,074
UFP Industries, Inc.	4,345	438,714
		677,788
Environmental & Facilities Services - 0.6%
Casella Waste Systems, Inc. - Class A (a)	1,019	100,433
		$–
Industrial Machinery & Supplies & Components - 6.1%
Enpro, Inc.	2,146	469,480
RBC Bearings, Inc. (a)	1,510	588,840
		1,058,320
Research & Consulting Services - 4.4%
CBIZ, Inc. (a)	6,267	404,472
ICF International, Inc.	3,598	353,396
		757,868
Trading Companies & Distributors - 2.0%
Herc Holdings, Inc.	2,674	349,732
Total Industrials		3,549,409

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Information Technology - 13.0%
Application Software - 5.6%
Alarm.com Holdings, Inc. (a)	2,733	$160,236
Descartes Systems Group, Inc. (a)	5,279	527,636
I3 Verticals, Inc. - Class A (a)	8,695	273,458
		961,330
Electronic Equipment & Instruments - 2.7%
Badger Meter, Inc.	1,321	241,637
Novanta, Inc. (a)	1,981	230,608
		472,245
Systems Software - 1.4%
Qualys, Inc. (a)	1,750	237,667

Technology Distributors - 3.3%
ePlus, Inc.	7,880	570,276
Total Information Technology		2,241,518

Materials - 3.2%
Commodity Chemicals - 1.1%
Hawkins, Inc.	1,127	188,581

Specialty Chemicals - 2.1%
Balchem Corp.	2,261	366,485
Total Materials		555,066

Real Estate - 7.9%
Real Estate Services - 7.9%
Colliers International Group, Inc.	4,199	694,305
FirstService Corp.	3,367	677,440
Total Real Estate		1,371,745

Utilities - 2.0%
Gas Utilities - 2.0%
Chesapeake Utilities Corp.	2,781	343,676
TOTAL COMMON STOCKS (Cost $15,050,834)		17,258,717

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.22%(b)	34,504	34,504
TOTAL MONEY MARKET FUNDS (Cost $34,504)		34,504

TOTAL INVESTMENTS - 100.0% (Cost $15,085,338)		$17,293,221
Other Assets in Excess of Liabilities - 0.0% (c)		452
TOTAL NET ASSETS - 100.0%		$17,293,673

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

two	–%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARGENT ETFs

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Argent Focused Small Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$17,258,717	$—	$—	$17,258,717
Money Market Funds	34,504	—	—	34,504
Total Investments	$17,293,221	$—	$—	$17,293,221
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.